Other Accounts Payable and Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Accounts Payable and Accrued Expenses [Abstract]
Royalties - IIA payable	$ 1,096	$ 938
Commissions to distributors	429	333
Accrued expenses	1,903	810
Other payables and accrued expenses, total	$ 3,428	$ 2,081